Income Taxes - Major Components of Tax Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Tax expense for current year	€ 1,881	€ 1,935	€ 1,717
Taxes for prior years	53	17	(13)
Total current tax expense	1,934	1,952	1,704
Origination and reversal of temporary differences	(258)	(222)	(216)
Unused tax losses, research and development tax credits, and foreign tax credits	(62)	11	(42)
Total deferred tax expense/income	(320)	(211)	(258)
Total income tax expense	€ 1,614	€ 1,741	€ 1,446